Note 14 - Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of capital risk management [text block]
	December 31,	December 31,
	2022	2021
	$	$
Equity	401,696	367,521
Lease obligation (Note 12)	261	385
Cash	(29,955)	(56,748)
Investments (Note 9)	(11)	(1,179)